28. OTHER OPERATING INCOME (EXPENSES), NET (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income
Recovery of expenses	[1]	R$ 1,293,623	R$ 285,309	R$ 119,907
Provision reversal		16,638	27,920	13,428
Scrap sales		12,494	14,724	14,487
Net gains on disposal of investments		4,616	0	0
Tax amnesty program ("PERT")		0	0	147,664
Other		40,921	59,709	87,452
Total income		1,368,292	387,662	382,938
Expenses
Provision for civil and tax risks	[2]	(395,389)	(18,013)	(180,773)
Employee participation and bonuses		(269,755)	(47,025)	(101,500)
Expenses with investigations and class action	[3]	(284,373)	(78,889)	(78,347)
Demobilization expenses		(48,251)	(14,848)	(44,663)
Insurance claims costs		(19,830)	(9,436)	(25,058)
Net loss from the disposals of property, plant and equipment		(15,402)	(59,633)	(21,178)
Other employees benefits		(13,500)	(25,037)	(33,224)
Costs on business disposed		0	(27,848)	(36,718)
Restructuring		0	(17,781)	(14,933)
Expected credit losses		0	(2,664)	(13,646)
Other		(97,408)	(67,177)	(166,365)
Expenses		(1,143,908)	(368,351)	(716,405)
OTHER OPERATING INCOME (EXPENSES), NET		R$ 224,384	R$ 19,311	R$ (333,467)

[1]	Includes the effects of the final decision related to the exclusion of ICMS from the PIS and COFINS calculation base (note 9).
[2]	Includes the effects of the tax contingency on ICMS credit in the basic food basket products (note 22).
[3]	Notes 1.2 and 1.3.